Cover Document	Apr. 27, 2021
Entity Information
Entity Emerging Growth Company	false
Document Type	8-K
Entity Registrant Name	United Parcel Service, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Street	55 Glenlake Parkway
Entity Address, City	N.E., Atlanta
Entity Address, State	GA
Entity Address, Postal Zip Code	30328
City Area Code	404
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001090727
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
New York Stock Exchange
Entity Information
Title of Each Class	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1.625% Senior Notes Due 2025
Entity Information
Title of Each Class	1.625% Senior Notes Due 2025
Trading Symbol	UPS25
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1% Senior Notes due 2028
Entity Information
Title of Each Class	1% Senior Notes due 2028
Trading Symbol	UPS28
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | 1.500% Senior Notes due 2032
Entity Information
Title of Each Class	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Name of Each Exchange on Which Registered	NYSE
New York Stock Exchange | Senior Notes 0.375% Due 2023 [Member]
Entity Information
Title of Each Class	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Name of Each Exchange on Which Registered	NYSE